UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21985

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

Schedule of Investments - June 30, 2013 (unaudited)

Hatteras Core Alternatives TEI Institutional Fund, L.P.  (1)

Investment in Hatteras Core Alternatives Offshore Institutional Fund, LDC, at value - 100.00% (Cost $475,026,017)	$505,087,330
Liabilities in excess of other assets - 0.00%	(15,038)
Partners’ Capital — 100.00%	$505,072,292

Hatteras Core Alternatives Offshore Institutional Fund, LDC (2)

Investment in Hatteras Master Fund, L.P., at value - 100.02% (Cost $475,026,017)	$505,087,330
Liabilities in excess of other assets - (0.02)%	(124,882)
Partners’ Capital — 100.00%	$504,962,448

(1)	Invests the majority of its assets in Hatteras Core Alternatives Offshore Institutional Fund, LDC.

The Schedule of Investments is included above.

(2)	Invests the majority of its assets in Hatteras Master Fund, L.P.

The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P.

(a Delaware Limited Partnership)

Schedule of Investments - June 30, 2013 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

		Cost	Fair Value
Investments in Adviser Funds and Securities - (103.02%)
Absolute Return - (13.46%)
Broad Peak Fund, L.P. (a), (b), (d)		$290,930	$219,064
Citadel Wellington, LLC (Class A)(a), (b), (c)		20,078,256	33,113,715
D.E. Shaw Composite Fund, LLC (a), (b)		13,600,721	21,033,131
Dorsal Capital Partners, L.P. (a), (b)		20,000,000	19,674,510
Eton Park Fund, L.P. (a), (b)		9,957,960	11,233,875
Marathon Fund, L.P. (a), (b), (d)		4,247,988	1,509,317
Millennium USA, L.P. (a), (b)		25,000,000	27,462,161
Montrica Global Opportunities Fund, L.P. (a), (b), (d)		382,314	304,798
OZ Asia, Domestic Partners, L.P. (a), (b), (d)		888,426	934,702
Perry Partners, L.P. (a), (b), (d)		523,609	730,384
Pipe Equity Partners (a), (b), (d)		10,780,394	4,356,597
Pipe Select Fund, LLC (a), (b), (d)		5,448,179	6,575,802
Standard Investment Research Hedge Equity Fund, L.P. (a), (b), (c)		18,040,323	22,342,612
Stark Investments, L.P. (a), (b), (d)		1,086,148	1,057,390
Stark Select Asset Fund, LLC (a), (b), (d)		414,430	414,714
Total Absolute Return		130,739,678	150,962,772

	Shares	Cost	Fair Value
Enhanced Fixed Income - (10.34%)
BDCM Partners I, L.P. (a), (b), (d)		16,753,241	16,804,188
Contrarian Capital Fund I, L.P. (a), (b)		7,219,629	12,623,391
CPIM Structured Credit Fund 1000, L.P. (a), (b), (d)		104,860	29,669
Drawbridge Special Opportunities Fund, L.P. (a), (b), (d)		1,301,592	1,660,576
Fortress VRF Advisors I, LLC (a), (b), (d)		8,092,619	1,029,872
Halcyon European Structured Opportunities Fund, L.P. (a), (b), (d)		103,648	44,445
Harbinger Capital Partners Fund I, L.P. (a), (b), (d)		4,753,912	1,472,501
Harbinger Class L Holdings (U.S.), LLC (a), (b), (d)		76,341	63,482
Harbinger Class LS Holdings I (U.S.) Trust, Series 2 (a), (b), (d)	2,458	6,502,119	1,559,357
Harbinger Class PE Holdings (U.S.) Trust, Series 1 (a), (b), (d)	3	944,025	492,840

Harbinger Credit Distressed Blue Line Fund, L.P. (a), (b), (c), (d)		12,326,927	8,945,473
Indaba Capital Partner, L.P. (a), (b)		20,000,000	24,530,674
Marathon Special Opportunities Fund, L.P. (a), (b), (d)		1,125,189	1,095,411
Morgan Rio Capital Fund, L.P. (a), (b)		7,000,000	10,422,415
Prospect Harbor Credit Partners, L.P. (a), (b), (d)		499,580	847,766
Providence MBS Fund, L.P. (a), (b)		18,750,000	28,138,225
Senator Global Opportunity Fund, L.P. (a), (b), (c)		4,136,327	6,044,500
Strategic Value Restructuring Fund, L.P. (a), (b), (d)		77,928	79,713
Total Enhanced Fixed Income		109,767,937	115,884,498

		Cost	Fair Value
Opportunistic Equity - (36.77%)
Artis Partners 2X (Institutional), L.P. (b), (c), (d)		2,086,250	828,110
Ashoka Fund, L.P. (a), (b)		29,000,000	28,539,100
Balyasny Atlas Leveraged Fund, L.P. (a), (b)		19,457,378	21,046,766
Bay Pond Partners, L.P. (a), (b), (c)		25,000,000	31,019,661
Broadfin Healthcare Fund, L.P. (a), (b), (c)		22,000,000	28,175,909
Camcap Resources, L.P. (a), (b), (d)		491,057	471,576
Crosslink Crossover Fund IV, L.P. (a), (b), (d)		1,633,805	5,126,700
Crosslink Crossover Fund V, L.P. (a), (b), (d)		734,153	3,630,300
Crosslink Crossover Fund VI, L.P. (a), (b), (d)		8,515,359	8,716,500
Empire Capital Partners Enhanced, L.P. (a), (b)		25,000,000	24,064,720
Falcon Edge Global, L.P. (a), (b), (c)		25,000,000	27,241,157
Gavea Investment Fund II, L.P. (a), (b), (d)		48,211	608,840
Gavea Investment Fund III, L.P. (a), (b), (d)		8,256,000	19,018,375
Glade Brook Global Domestic Fund, L.P. (a), (b), (c)		25,000,000	27,264,573
Gracie Capital, L.P. (a), (b), (d)		33,435	12,144
HFR HE Bristol Master Trust (a), (b)		19,000,000	5,035,677
Hound Partners, L.P. (a), (b), (c)		24,000,000	31,251,625
Integral Capital Partners VII, L.P. (a), (b), (d)		914,048	1,320,503
Integral Capital Partners VIII, L.P. (a), (b), (d)		2,490,153	1,998,522
Samlyn Equity, L.P. (a), (b), (c), (d)		1,154,713	977,256
Sansar Capital Master Fund, L.P. and Subsidiaries (a), (b), (d)		162,832	55,390
SR Global Fund, L.P. (Japan), Class H (a), (b)		15,000,000	14,513,095
The Raptor Private Holdings, L.P. (a), (b), (d)		320,173	260,080
The Russian Prosperity Fund (a), (b)		10,000,000	9,644,280
Tybourne Equity (US) Fund (a), (b), (c)		25,000,000	27,014,913
Valiant Capital Partners, L.P. (b), (c)		12,397,302	18,674,721
Value Partners Hedge Fund, LLC (a), (b)		28,000,000	27,001,881
Viking Global Equities, L.P. (a), (b), (c)		17,166,317	24,786,381
Visium Balanced Fund, L.P. (a), (b), (c)		15,149,117	21,957,744
WCP Real Estate Strategies Fund, L.P. (a), (b), (d)		3,521,116	2,103,558
Total Opportunistic Equity		366,531,419	412,360,057

	Shares/Contracts	Cost	Fair Value
Private Investments - (37.36%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P. (b)		1,611,145	3,180,373
ABRY Partners VI, L.P. (b)		3,759,280	4,837,343
ABRY Partners VII, L.P. (a), (b)		2,752,170	2,904,183
Accel-KKR Capital Partners III, L.P. (b)		5,891,210	5,082,585
Accel-KKR Capital Partners IV, L.P. (a), (b)		98,636	68,984

Arclight Energy Partners Fund III, L.P. (b)	2,293,246	2,512,434
Arclight Energy Partners Fund IV, L.P. (b)	2,202,356	1,525,395
Arclight Energy Partners Fund V, L.P. (b)	1,657,162	1,549,181
Arminius Moat, L.P. (a), (b)	5,615,015	—
Ascendent Capital Partners I, L.P. (b)	1,352,022	1,258,411
BDCM Opportunity Fund II, L.P. (b)	3,902,732	6,865,304
Benson Elliot Real Estate Partners II, L.P. (a), (b)	5,405,537	2,590,419
Cadent Energy Partners II, L.P. (b)	6,295,917	8,027,387
Canaan Natural Gas Fund X, L.P. (b)	4,342,800	3,023,985
CDH Venture Partners II, L.P. (b)	4,013,636	3,858,570
CDH Venture Partners IV, L.P. (b)	5,914,772	5,825,889
China Special Opportunities Fund III, L.P. (a), (b)	3,818,627	4,105,746
Claremont Creek Ventures, L.P. (a), (b)	1,755,416	868,111
Claremont Creek Ventures II, L.P. (a), (b)	2,648,125	3,168,576
Colony Investors VII, L.P. (a), (b)	2,737,980	459,300
Colony Investors VIII, L.P. (b)	7,782,014	2,502,969
CX Partners Fund Limited (b)	5,375,396	4,199,599
Dace Ventures I, L.P. (b)	2,259,212	1,548,657
Darwin Private Equity I, L.P. (a), (b)	4,955,420	3,678,848
EMG Investments, LLC (b)	1,439,731	3,070,175
EnerVest Energy Institutional Fund X-A, L.P. (b)	2,177,100	2,205,257
EnerVest Energy Institutional Fund XI-A, L.P. (b)	6,949,834	16,550,111
Fairhaven Capital Partners, L.P. (a), (b)	4,115,181	3,122,885
Florida Real Estate Value Fund, L.P. (b)	2,863,164	3,821,500
Forum European Realty Income III, L.P. (a), (b)	6,366,608	5,775,525
Garrison Opportunity Fund, LLC (a), (b)	5,133,335	8,898,893
Garrison Opportunity Fund II A, LLC (a), (b)	3,786,425	4,678,282
Glade Brook Private Investors, LLC (a), (b)	1,500,000	1,475,585
Great Point Partners I, L.P. (b)	2,511,935	3,812,591
Greenfield Acquisition Partners V, L.P. (b)	6,268,420	6,386,109
GTIS Brazil Real Estate Fund, L.P. (a), (b)	7,371,948	10,737,580
Halifax Capital Partners II, L.P. (b)	2,072,374	2,582,124
Halifax Capital Partners III, L.P. (b)	538,812	371,292
Hancock Park Capital III, L.P. (a), (b)	1,940,643	4,142,689
Healthcor Partners Fund, L.P. (a), (b), (c)	2,938,605	4,134,440
Hillcrest Fund, L.P. (a), (b)	6,095,566	4,948,977
Intervale Capital Fund, L.P. (b)	3,749,553	4,742,216
J.C. Flowers III, L.P. (b)	3,897,810	4,268,403
LC Fund V, L.P. (a), (b)	2,274,535	2,380,726
Lighthouse Capital Partners VI, L.P. (b)	4,024,216	4,237,348
Merit Energy Partners F-II, L.P. (b)	1,156,832	870,162
Mid Europa Fund III, L.P. (a), (b)	5,168,283	4,817,288
Midstream & Resources Follow-On Fund, L.P. (b)	2,257,676	8,511,837
Monomoy Capital Partners II, L.P. (a), (b)	234,928	1,191,566
Natural Gas Partners VIII, L.P. (a), (b)	3,180,508	4,859,955
Natural Gas Partners IX, L.P. (b)	5,894,542	8,703,484
Natural Gas Partners X, L.P. (a), (b)	1,098,414	1,226,266
New Horizon Capital III, L.P. (b)	6,854,902	8,813,758
NGP Energy Technology Partners, L.P. (b)	831,010	241,155
NGP Energy Technology Partners II, L.P. (b)	3,348,842	3,164,994

NGP Midstream & Resources, L.P. (b)	4,495,075	6,192,400
Northstar Equity Partners III Limited (a), (b)	2,292,156	2,162,841
OCM European Principal Opportunties Fund, L.P. (a), (b)	2,209,069	4,505,807
OCM Mezzanine Fund II, L.P. (a), (b)	472,661	1,464,810
ORBIS Real Estate Fund I, L.P. (a), (b)	3,080,591	1,803,208
Orchid Asia IV, L.P. (b)	4,505,641	6,029,707
Parmenter Realty Fund IV, L.P. (b)	2,146,725	2,440,839
Patron Capital III, L.P. (b)	4,616,543	4,048,964
Pearlmark Mezzanine Realty Partners III, LLC (b)	6,919,232	5,722,710
Pennybacker II, L.P. (b)	2,075,919	2,579,106
Phoenix Real Estate Fund PTE Limited (b)	4,802,573	5,278,301
Phoenix Real Estate Fund (T), L.P. (a), (b)	5,097,647	4,295,110
Pine Brook Capital Partners, L.P. (b)	6,321,170	7,063,274
Private Equity Investment Fund V, L.P. (b)	10,713,654	12,493,281
Private Equity Investors Fund IV, L.P. (b)	2,759,099	2,220,230
Quantum Energy Partners IV, L.P. (b)	5,161,348	5,008,734
Quantum Energy Partners V, L.P. (a), (b)	6,468,398	4,917,648
Rockwood Capital Real Estate Partners Fund VII, L.P. (b)	4,973,265	2,634,109
Roundtable Healthcare Management III, L.P. (a), (b)	3,147,737	2,797,154
Roundtable Healthcare Partners II, L.P. (b)	1,644,302	2,293,089
Saints Capital VI, L.P. (b)	8,472,969	9,248,673
Sanderling Venture Partners VI Co-Investment Fund, L.P. (b)	675,208	925,296
Sanderling Venture Partners VI, L.P. (a), (b)	880,040	1,346,044
SBC Latin America Housing US Fund, L.P. (b)	2,448,906	2,563,193
Sentient Global Resources Fund III, L.P. (b)	12,159,594	12,935,542
Sentient Global Resources Fund IV, L.P. (b)	2,618,042	2,417,937
Singerman Real Estate Opportunity Fund I, L.P. (a), (b)	569,980	600,000
Sovereign Capital III, L.P. (a), (b)	3,425,497	3,283,730
Square Mile Lodging Opportunity Partners, L.P. (b)	1,102,909	1,242,893
Square Mile Partners III, L.P. (b)	5,722,548	6,431,008
Sterling Capital Partners II, L.P. (b)	1,685,746	1,975,381
Sterling Group Partners III, L.P. (a), (b)	2,932,727	4,016,166
Strategic Value Global Opportunities Fund I-A, L.P. (a), (b)	2,765,011	1,468,524
Tenaya Capital V, L.P. (b)	3,091,076	3,802,240
The Column Group, L.P. (a), (b)	3,805,629	3,895,948
The Energy and Minerals Group Fund II, L.P. (b)	2,335,372	2,483,404
The Founders Fund III, L.P. (a), (b)	4,750,000	9,168,493
The Founders Fund IV, L.P. (a), (b)	1,725,726	1,973,315
Tiger Global Investments Partners VI, L.P. (b)	4,851,942	4,595,758
Tiger Global Investments Partners VII, L.P. (a), (b)	570,540	494,452
TPF II, L.P. (b)	4,623,862	3,558,000
Trivest Fund IV, L.P. (b)	5,858,909	6,034,375
Trivest Fund V, L.P. (a), (b)	214,482	192,155
True Ventures III, L.P. (a), (b)	1,175,000	1,060,094
Urban Oil and Gas Partners A-1, L.P. (b)	5,827,244	5,529,544
Urban Oil and Gas Partners B-1, L.P. (a), (b)	1,098,220	1,092,348
VCFA Private Equity Partners IV, L.P. (b)	1,218,086	843,333
VCFA Venture Partners V, L.P. (b)	5,673,309	5,614,334
Voyager Capital Fund III, L.P. (a), (b)	2,231,122	2,905,667
WCP Real Estate Fund I, L.P. (a), (b)	1,709,933	1,650,073

Westview Capital Partners II, L.P. (a), (b)		4,978,829	6,339,745
Zero2IPO China Fund II, L.P. (a), (b)		4,168,480	4,391,867
Total Investments in Adviser Funds		385,751,301	418,416,276

Investments in Private Companies
Illumitex, Inc., Common Stock (a), (b)	1,331,167	1,000,000	39,935
Illumitex, Inc., Series A-1 Preferred Stock (a), (b)	2,404,160	499,369	521,366
Illumitex, Inc., Series X Preferred Stock (a), (b)	2,404,160	—	—
Total Investments in Private Companies		1,499,369	561,301

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (a), (b)	553,352	—	8,981
Total Investment in Private Company Call Options		—	8,981
Total Private Investments		387,250,670	418,986,558

		Cost	Fair Value
Tactical Trading - (5.09%)
Investments in Adviser Funds
Black River Commodity MS Fund, L.P. (a), (b), (d)		379,957	296,557
Brevan Howard, L.P. (b), (c)		4,330,348	5,234,813
D.E. Shaw Oculus Fund, LLC (a), (b)		7,154,202	14,236,786
Drawbridge Global Macro Fund, L.P. (a), (b), (d)		90,005	74,352
Ospraie Special Opportunities Fund, L.P. (a), (b), (d)		3,209,907	4,152,234
Touradji Private Equity Onshore Fund, Ltd (a), (b), (d)		1,714,396	767,014
Total Investments in Adviser Funds		16,878,815	24,761,756

Investments in Exchange Traded Funds
iShares Russel 1000 Growth Index Fund	72,767	4,879,704	5,293,072
Market Vectors Oil Service ETF	247,339	9,998,358	10,581,162
ProShares Short Russell2000 (a)	217,575	5,105,772	4,488,572
WisdomTree Japan Hedged Equity Fund	262,300	9,999,089	11,963,503
Total Investments in Exchange Traded Funds		29,982,923	32,326,309
Total Tactical Trading		46,861,738	57,088,065

Total investments in Adviser Funds and Securities (cost $1,041,151,442)			1,155,281,950

	Shares	Cost	Fair Value
Short-Term Investments - (0.92%)
Federated Prime Obligations Fund #10, 0.04% (e)	10,367,556	10,367,556	10,367,556
Total Short-Term Investments (cost $10,367,556)			10,367,556
Total Investments (cost $1,051,518,998) (103.94%)			1,165,649,506
Liabilities in excess of other assets (-3.94%)			(44,236,184)
Partners’ capital - (100.00%)			$1,121,413,322

(a) - Non-income producing.

(b) - Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

(c) - Securities held in custody by US Bank N.A., as collateral for a credit facility.  The total cost and fair value of these securities  as of June 30, 2013 was $255,804,485 and $319,007,603, respectively.

(d) - The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.  The total cost and fair value of these securities as of June 30,

2013 was $112,479,969 and $100,646,072, respectively.

(e) - The rate shown is the annualized 7-day yield as of June 30, 2013.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•                              Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•                              Level 2 — other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term” (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, from Adviser Funds, etc.).

•                              Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days

	Level 1	Level 2	Level 3	Total
Absolute Return	$—	$135,809,452	$15,153,320	$150,962,772
Enhanced Fixed Income	—	81,749,180	34,135,318	115,884,498
Opportunistic Equity	—	318,365,931	93,994,126	412,360,057
Private Investments	—	—	418,986,558	418,986,558
Tactical Trading	32,326,309	19,471,599	5,290,157	57,088,065
Short-Term Investment	10,367,556	—	—	10,367,556
Total	$42,693,865	$555,396,162	$567,559,479	$1,165,649,506

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Balances		Change in			Balances
	as of		Unrealized			as of
Level 3 Investments	March 31,	Net Realized	Appreciation/	Gross	Gross	June 30,
Investments	2013	Gain (Loss)	(Depreciation)	Purchases	Sales	2013
Absolute Return	$14,615,157	$1,517	$301,647	$304,983	$(69,984)	$15,153,320
Enhanced Fixed Income	33,740,954	117,209	715,863	—	(438,708)	34,135,318
Opportunistic Equity	100,553,665	(5,419)	(852,078)	—	(5,702,042)	93,994,126
Private Investments	422,822,568	116,121	8,020,565	14,623,518	(26,596,214)	418,986,558
Tactical Trading	5,616,938	(477)	(186,459)	—	(139,845)	5,290,157
Total Investments	$577,349,282	$228,951	$7,999,538	$14,928,501	$(32,946,793)	$567,559,479

Transfers into and out of all Levels are represented by their balances as of the beginning of the reporting period. Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted. There were no transfers among Levels 1, 2 or 3 for the period ended June 30, 2013.

The change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2013 is $9,777,706.

Adviser Funds categorized as Level 3 assets, with a fair value totaling $567,559,479, have imposed gates or suspended redemptions.  Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to June 2013.  It is generally not known when these restrictions will be lifted.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2013:

Type of Level 3 Investment	Fair Value as of June 30, 2013	Valuation Techniques	Unobservable Input
Adviser Funds
Absolute Return	$15,153,320	Net asset value (“NAV”) as practical expedient *	N/A
Enhanced Fixed Income	34,135,318	NAV as practical expedient *	N/A
Opportunistic Equity	93,994,126	NAV as practical expedient *	N/A
Private Investments	418,416,276	NAV as practical expedient *	N/A
Tactical Trading	5,290,157	NAV as practical expedient *	N/A
Common Stock
Private Investments	39,935	Current value method	Recent round of financing
Options
Private Investments	8,981	Options pricing method	Private company financial information
Preferred Stock
Private Investments	521,366	Current value method	Recent round of financing
Total Level 3 Investments	$567,559,479

*  Unobservable input

No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds. Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing and the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund’s valuation procedures have been approved by and are subject to continued oversight by the Master Fund’s Board of Directors (the “Board”).  The valuation procedures are implemented by the investment manager of the Master Fund and the Master Fund’s third party administrator, which report to the Board.  For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)))  are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Institutional Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2013

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2013

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 29, 2013

* Print the name and title of each signing officer under his or her signature.